OTHER INCOME, NET (Details Narrative) ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Other Income and Expenses [Abstract]
Allowance for credit loss other income		¥ 9,100
Gain from deregistration	$ 307	¥ 2,200